Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) Segments	Mar. 31, 2020 USD ($) Segments	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of operating segments [line items]
Number of reportable segments | Segments	7	7
Revenue	₨ 835,446	$ 11,082	₨ 909,012	₨ 909,549
Power segment [member]
Disclosure of operating segments [line items]
Revenue	58,599		64,559	55,012
Power segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue			678	1,506
Power segment [member] | Elimination of intersegment amounts [member] | At cost [member]
Disclosure of operating segments [line items]
Revenue	₨ 0	$ 0	₨ 670	₨ 1,328